Share capital (Tables)	6 Months Ended
Jun. 30, 2026
Share capital [abstract]
Schedule of changes in share capital

Reconciliation of the Company’s share capital is as follows:

			Class A shares
	Class A shares		To be issued		Class B shares		Warrants
	#	$	#	$	#	$	#	$

Balance, December 31, 2024	12	151,701	—		2,299,502	150,318,624	210,370	1,997,759
Shares issued - convertible debentures [a]	—	—	—	—	984,792	8,192,245	—	—
Exercise of options [b]	—	—	—	—	37,192	232,444	—	—
Warrants issued [c]	—	—	—	—	—	—	346,806	—
Warrants expired [d]	—	—	—	—	—	—	(55,942)	(968,979)
Exercise of warrants [e]	—	—	—	—	8,500	99,588	(8,500)	—
Exercise of RSUs [f]	—	—	—	—	92,690	515,625	—	—
Shares issued for debt [g]	—	—	—	—	46,003	451,743	—	—
Shares to be issued [h]	—	—	12	439	—	—	—	—
Balance, June 30, 2025	12	151,701	12	439	3,468,679	159,810,269	492,734	1,028,780
	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$

Balance, December 31, 2025	42	152,247	3,887,729	169,551,044	32	10,009
Shares issued - convertible Debentures [i]	—	—	794,176	4,906,760	—	—
Warrants issued [j]	—	—	—	—	1,249,984	—
Exercise of RSUs [k]	—	—	44,415	1,458,141	—	—
Shares issued for debt [l]	—	—	370,457	839,896	—	—
Shares issued [m]	—	—	2,127,794	7,876,531	—	—
Warrants expired [n]	—	—	—	—	(32)	(10,009)
Warrants exercised [o]	—	—	352,549	3,239,724	(529,994)	—
Balance, June 30, 2026	42	152,247	7,577,120	187,872,096	719,990	—
[a]	On February 7, 2025, a partial amount of the December 2024 Debentures (Tranche 3) was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 11). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 11). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the December 2024 Debentures (Tranche 3) was 373,814 with a total value of $2,372,839 transferred to share capital.
[b]	During the six months ended June 30, 2025, the Company issued an aggregate of 37,192 Class B Subordinate Voting Shares upon the exercise of 37,192 share options with exercise price ranging from C$5.25 to C$6.60 for total gross proceeds of $148,086. Total amount of $232,444 was transferred to share capital. The market prices on the dates of option exercise ranged between C$18 to C$38 per Class B Subordinate Voting Share.

[c]	During the six months ended June 30, 2025, 152,577 warrants of the Company were issued as part of the issuance of December 2022 Debentures (Tranche 3) (Note 11).
[d]	During the six months ended June 30, 2025, 55,942 warrants expired unexercised.

[e]	During the six months ended June 30, 2025, 8,500 warrants were exercised into cash proceeds of $43,257. Total amount transferred to share capital is $99,588, which includes the reversal of warrant liability of $56,331. The warrants were issued as part of the issuance of March 28, 2025 Debentures (Note 9).
[f]	During the six months ended June 30, 2025, 32,690 RSUs were exercised into 32,690 Class B Subordinate Voting Shares. Total of $137,625 was transferred to share capital.
[g]	During the six months ended June 30, 2025, the Company settled an aggregate of $451,743 of amounts owing to various arm’s length creditors through the issuance of 46,003 Class B Subordinate Voting Shares at prices ranging between $7.21 to $29.99 per Class B Subordinate Voting Share. The Company incurred a net gain on settlement of debt of $74,863 for the six months ended June 30, 2025. This net gain resulted from a significant gain on the settlement of one debt obligation, which fully offset losses recognized on other debt settlements during the period.

[h]	During the six months ended June 30, 2025, the Company received total proceeds of $439 (C$600) for 12 Class A Multiple Voting Shares at a price of C$50 per share, which are set to be issued subsequent to period end and classified as shares to be issued as at June 30, 2025.
[i]	During the six months ended June 30, 2026, a partial amount of the March 2026 Debentures was converted into an aggregate of 794,176 Class B Subordinate Voting Shares with a total value of $4,906,760 transferred to share capital (Note 11).

[j]	During the six months ended June 30, 2026, 1,249,984 warrants of the Company were issued as part of the issuance of March 2026 Debentures (Note 11).

[k]	During the six months ended June 30, 2026, 96,000 RSUs were exercised into 44,415 Class B Subordinate Voting Shares, which were issued to non-arm’s length parties (Note 19). Total of $1,458,141 was transferred to share capital.

[l]	During the six months ended June 30, 2026, the Company settled an aggregate of $839,896 amounts owing to various creditors, through the issuance of 370,457 Class B Subordinate Voting Shares at price of $2.27 (C$3.11) per Class B Subordinate Voting Share. Of the total shares issued, 300,000 Class B Subordinate Voting Shares valued at $680,157 were issued to settle a bonus accrual of $645,570 owing to management of the Company (Note 19). The Company incurred a net loss on settlement of debt of $35,802 during the six months ended June 30, 2026. The net gain on settlement of debt for the six months ended June 30, 2026, also includes $452,741 related to Unbuzzd. The common shares of Unbuzzd were issued to its former CEO as consideration per settlement agreement, which had a lower fair value than the outstanding payable owing resulting in a gain on settlement of debt.

[m]	During the six months ended June 30, 2026, under its at-the-market offering agreement with Rodman and Renshaw LLC, as sales agent, the Company issued 2,127,794 common shares for a total increase in share capital of $7,876,531, of which gross proceeds of $8,105,022 were received. A total cash commission of $202,625 based on 2.50% of the aggregate gross proceeds, plus other trading expenses of $25,866 resulted in total share issuance costs of $228,491.

[n]	During the six months ended June 30, 2026, 32 warrants expired unexercised.

[o]	During the six months ended June 30, 2026, 529,994 warrants were exercised, pursuant to the March 2026 Debentures, into 352,549 Class B Subordinate Voting Shares, of which 311,818 Class B Subordinate Voting Shares were issued to an entity, which is owned by a family member of the CFO of the Company (Note 19). Total of $3,239,724 was transferred to share capital.

Schedule of changes in share capital

The changes in the number of warrants outstanding during the six months ended June 30, 2026, and 2025:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2025	32	1,737.65

Issued	1,249,984	3.75
Expired	(32)	1,737.65
Exercised	(529,994)	(3.75)
Outstanding as at June 30, 2026	719,990	3.75

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	210,370	250.33

Issued	346,806	6.18
Expired	(55,942)	7.06
Exercised	(8,500)	7.00
Outstanding as at June 30, 2025	492,734	58.96

Schedule of number of warrants outstanding and exercise price	The following table is a summary of the Company’s warrants outstanding as at June 30, 2026:
	Exercise price	Number outstanding
Expiry Date	C$	#
March 20, 2031	3.75	719,990
	3.75	719,990